Pro Forma Adjustments for Additional Amortization of That Would Have Been Recognized on the Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended				12 Months Ended
	Jun. 30, 2011	Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Amortization of intangible assets		$ 8,740	[1]	$ 2,395	[1]	$ 9,477	$ 4,071	$ 3,178
Stock-based compensation		4,687	[1]	1,238	[1]	4,933	2,364	803
Income tax benefit	(8,100)	9,961	[1]	3,711	[1]	8,142	813	(5,220)
GrubHub Holdings Inc | Pro Forma
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Amortization of intangible assets				5,334		6,475	9,761
Stock-based compensation				2,424		2,997	4,979
Transaction costs				(7,430)		(9,131)
Income tax benefit				$ (2,767)		$ (3,050)

[1]	Unaudited